SCHEDULE OF ADMINISTRATIVE EXPENSES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 19,971	$ 23,279	$ 44,700	$ 69,226	$ 45,781
Office Rent and Related Expenses [Member]
Total	4,298	11,289	18,932	47,691
Transfer Agent Fee [Member]
Total	2,686	2,533	14,937	14,933
Regulatory Fee [Member]
Total	$ 450	$ 225	$ 10,831	$ 6,602